Details of Significant Accounts - Employee benefit expenses, schedule of employee benefit expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details of Significant Accounts
Wages and salaries	$ 21,263	$ 22,083	$ 19,328
Remuneration to directors	553	112	0
Employee insurance fees	1,349	1,376	1,218
Pension costs	707	676	613
Employee stock options	3,268	2,117	1,782
Other personnel expenses	816	936	531
Employee benefit expenses	$ 27,956	$ 27,300	$ 23,472